INITIAL PUBLIC OFFERING (Details) - $ / shares	Feb. 11, 2021	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000
Purchase price, per unit	$ 10.10	$ 10.10	$ 10.10
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000
Purchase price, per unit	$ 10.00